UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-21606
                                                     ---------
                             Tilson Investment Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


           145 East 57th Street, Suite 1100, New York, New York 10022
           ----------------------------------------------------------
              (Address of principal executive offices)     (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


         Registrant's telephone number, including area code:  252-972-9922
                                                              ------------

                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2006
                                               -------------

ITEM 1.  SCHEDULE OF INVESTMENTS

TILSON FOCUS FUND

Schedule of Investments
(Unaudited)

As of July 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares    Market Value                                            Shares     Market Value
                                                       (Note 1)                                                           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 82.13%                                               CALL OPTIONS PURCHASED - 17.04%

Building Materials - 4.16%                                           *  Anheuser-Busch Co. Inc., 01/20/2007
*    USG Corporation                        8,000       $ 370,880          Strike $45.00                       4,000        $ 18,000
                                                  ----------------   *  Anheuser-Busch Co. Inc., 01/20/2007
                                                                           Strike $50.00                       7,000          11,550
Commercial Services - 0.13%                                          *  Anheuser-Busch Co. Inc., 01/19/2008
*    Premier Exhibitions Inc.               2,000          11,800          Strike $35.00                      12,500         178,750
                                                  ----------------   *  Costco Wholesale Corporation, 01/20/2007
                                                                           Strike $35.00                       5,000          92,500
Computers - 4.38%                                                    *  Foot Locker, Inc., 01/19/2008
*    Dell Inc.                             18,000         390,240          Strike $20.00                       1,500          11,250
                                                  ----------------   *  Freddie Mac, 01/20/2007
                                                                           Strike $65.00                       3,000           3,300
Holding Company - Diversified - 5.02%                                *  H.J. Heinz Co., 01/20/2007
     Resource America, Inc.                22,500         447,075          Strike $30.00                       9,000         108,900
                                                  ----------------   *  Laboratory Corporation of American Holdings, 01/20/2007
                                                                           Strike $40.00                       1,000          25,000
Home Builders - 2.94%                                                *  McDonald's Corp., 01/20/2007
     M.D.C. Holdings, Inc.                  6,000         261,780          Strike $25.00                       3,000          32,400
                                                  ----------------   *  McDonald's Corp., 01/20/2007
                                                                           Strike $30.00                       4,000          24,400
Insurance - 13.31%                                                   *  Microsoft Corp., 01/19/2008
*    Berkshire Hathaway Inc.                  389       1,185,283          Strike $25.00                      40,000         108,000
                                                  ----------------   *  Tyco International, 01/19/2008
                                                                           Strike $20.00                      32,000         249,600
Oil & Gas - 2.22%                                                    *  Wal-Mart Stores Inc., 01/20/2007
     Crosstex Energy, Inc.                  2,000         197,420          Strike $45.00                      16,700          50,100
                                                  ----------------   *  Wal-Mart Stores Inc., 01/20/2007
                                                                           Strike $50.00                       7,000           7,000
Real Estate Investment Trust - 0.10%                                 *  Wal-Mart Stores Inc., 01/19/2008
     Winthrop Realty Trust, Inc.            1,408           8,744          Strike $40.00                      10,000          89,000
                                                  ----------------   *  Wendy's International Inc., 01/20/2007
                                                                           Strike $35.00                       7,000         177,800
Retail - 40.42%                                                      *  Wendy's International Inc., 01/20/2007
a    Canadian Tire Corporation,                                            Strike $40.00                       3,800          78,280
        Limited                             7,000         383,185    *  Wendy's International Inc., 01/20/2007
*    Celebrate Express, Inc.               14,000         175,000          Strike $ 50.00                     20,000         248,000
     CKE Restaurants, Inc.                 12,500         192,500    *  Whirlpool Corporation, 01/20/2007
     Costco Wholesale Corporation           5,800         306,008          Strike $60.00                         200           3,760
     Foot Locker Inc.                      12,500         339,625                                                    ---------------
     McDonald's Corporation                34,800       1,231,572    Total Call Options Purchased
a    Sears Canada Inc.                     13,000         226,871          (Cost $1,416,380)                               1,517,590
*    Sears Holdings Corporation             2,900         398,025                                                    ---------------
     Tim Hortons, Inc.                         50           1,247
     Wal-Mart Stores, Inc.                  6,400         284,800
     Wendy's International, Inc.            1,000          60,160
                                                  ----------------
                                                        3,598,993
                                                  ----------------
Software - 9.45%
     Microsoft Corporation                 35,000         841,050
                                                  ----------------


Total Common Stocks (Cost $7,149,463)                   7,313,265
                                                  ----------------


                                                                                                                         (Continued)

TILSON FOCUS FUND

Schedule of Investments
(Unaudited)

As of July 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                          Shares     Market Value
                                                       (Note 1)
-----------------------------------------------------------------     --------------------------------------------------------------

INVESTMENT COMPANY - 0.42%                                            Note 1 - Investment Valuation
     Evergreen Institutional Money Market Fund
        (Cost $37,507)                     37,507     $    37,507     The Fund's  investments  in securities are carried at value.
                                                  ----------------    Securities  listed on an  exchange  or quoted on a  national market  system are valued at the last sales price as of 4:00
Total Investments (Cost $8,603,350) -      99.59%     $ 8,868,362     p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
Other Assets less Liabilities - 0.41%                      36,155     over-the-counter  market are generally  valued at the NASDAQ
                                                  ----------------    Official Closing Price. Other securities,  including options purchased,  traded in the over-the-counter market and listed
Net Assets - 100.00%                                  $ 8,904,517     securities  for which no sale was  reported on that date are
                                                  ----------------    valued at the most recent bid price.  Securities  and assets for which  representative  market quotations are not readily
*    Non-income producing investment.                                 available  (e.g.,  if the  exchange  on which the  portfolio
a    Canadian security (note 2).                                      security  is  principally  traded  closes  early  or if  the trading  of the  particular  portfolio  security  is  halted during the day and does not  resume  prior to the Fund's net
Aggregate  cost for federal  income tax  purposes is  $8,623,431.     asset  value  calculation)  or which  cannot  be  accurately
Unrealized appreciation/(depreciation) of investments for federal     valued using the Fund's normal pricing procedures are valued
income tax purposes is as follows:                                    at fair value as  determined  in good faith  under  policies approved  by the  Trustees.  A  portfolio  security's  "fair value"  price may differ from the price next  available  for
Aggregate gross unrealized appreciation                 $ 729,759     that  portfolio  security  using the Fund's  normal  pricing
Aggregate gross unrealized depreciation                  (484,828)    procedures.  Investment  companies  are  valued at net asset
                                                  ----------------    value.  Instruments  with  maturities of 60 days or less are
Net unrealized appreciation                             $ 244,931     valued at amortized cost, which approximates market value.
                                                  ================
                                                                      Note 2 - Foreign Currency Translation
Summary of Investments by Industry
                                           % of Net                   Portfolio   securities  and  other  assets  and  liabilities
Industry                                    Assets         Value      denominated in foreign  currencies are translated  into U.S.
------------------------------------------------------------------    dollars  based  on the  exchange  rate  of  such  currencies
Building Materials                          4.16%     $   370,880     against U.S. dollars on the date of valuation. Purchases and
Beverages                                   2.34%         208,300     sales of securities and income items  denominated in foreign
Commercial Services                         0.13%          11,800     currencies are translated into U.S.  dollars at the exchange
Computers                                   4.38%         390,240     rate in effect on the transaction date.
Diversified Financial Services              0.04%           3,300
Food                                        1.22%         108,900     The Fund does not separately report the effect of changes in
Holding Company - Diversified               5.02%         447,075     foreign  exchange  rates from  changes  in market  prices on
Home Builders                               2.94%         261,780     securities  held.  Such changes are included in net realized
Home Furnishings                            0.04%           3,760     and unrealized gain or loss from investments.
Insurance                                  13.31%       1,185,283
Investment Company                          0.42%          37,507     Realized  foreign  exchange gains or losses arise from sales
Medical                                     0.28%          25,000     of foreign  currencies,  currency  gains or losses  realized
Oil & Gas                                   2.22%         197,420     between  the  trade  and  settlement   dates  on  securities
Real Estate Investment Trust                0.10%           8,744     transactions and the difference between the recorded amounts
Retail                                     52.33%       4,659,323     of dividends,  interest,  and foreign withholding taxes, and
Software                                   10.66%         949,050     the U.S. dollar  equivalent of the amounts actually received
------------------------------------------------------------------    or paid.  Net unrealized  foreign  exchange gains and losses
Total                                      99.59%     $ 8,868,362     arise  from  changes in  foreign  exchange  rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.










Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                            Shares    Market Value                                             Shares   Market Value
                                                        (Note 1)                                                          (Note 1)
------------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - 82.38%                                              Retail - 15.98%
                                                                       Ark Restaurants Corp.                    5,600   $   148,960
Auto Parts & Equipment - 1.15%                                         Barnes & Noble, Inc.                     5,500       184,360
    MileMarker International, Inc.          26,000    $    66,560      Costco Wholesale Corporation +           4,200       221,592
                                                   ---------------
                                                                    *  Sears Holdings Corporation +             1,600       219,600
Biotechnology - 4.58%                                                  The Home Depot, Inc.                     4,300       149,253
*   American Oriental Bioengineering,                                                                                 --------------
       Inc. +                               51,600        264,708                                                           923,765
                                                   ---------------                                                    --------------
                                                                    Software - 5.36%
Computers - 3.00%                                                      Microsoft Corporation                   12,900       309,987
*   Dell Inc. +                              8,000        173,440                                                     --------------
                                                   ---------------
                                                                    Telecommunications - 3.01%
Diversified Financial Services - 3.20%                              *  Netgear, Inc. +                          9,000       174,150
    AllianceBernstein Holding LP             2,000        130,000                                                     --------------
    Hennessy Advisors, Inc.                  2,195         54,875
                                                   ---------------  Total Common Stocks (Cost $4,565,317)                 4,762,181
                                                          184,875                                                     --------------
                                                   ---------------
Electronics - 2.36%                                                 LIMITED PURPOSE TRUST - 4.82%
    Mesa Laboratories, Inc.                  9,200        136,620   a   Sleep Country Canada
                                                   ---------------      Income Fund (note 2)
                                                                        (Cost $187,892)                        12,600       278,924
Food - 8.12%                                                                                                          --------------
u   Industrias Bachoco S.A.                  8,600        154,800
u   Tesco PLC                               15,700        314,785   INVESTMENT COMPANIES - 7.41%
                                                   ---------------
                                                          469,585      Evergreen Institutional Money Market
                                                   ---------------        Fund                                271,983       271,983
Healthcare - Services - 4.35%                                          Merrimac Cash Series                   156,356       156,356
*   Laboratory Corporation of America
       Holdings +                            3,900        251,238
                                                   ---------------  Total Investment Companies (Cost $428,339)              428,339
                                                                                                                      --------------
Insurance - 4.41%
    Fidelity National Title Group, Inc.     13,500        254,745   Total Investments (Cost $5,181,548) - 94.61%        $ 5,469,444
                                                   ---------------  Other Assets less Liabilities - 5.39%                   311,388
                                                                                                                      --------------
Internet - 7.59%
*   eBay Inc. +                              5,600        134,792   Net Assets - 100.00%                                $ 5,780,832
*   Netflix Inc. +                          14,700        304,143                                                     ==============
                                                   ---------------
                                                          438,935   *  Non-income producing investment.
                                                   ---------------  u  ADR.
Mining - 8.01%                                                      a  Canadian security.
    Newmont Mining Corporation +             5,700        292,011   +  Portion of  the security is  pledged as collateral for call
*   PAN American Silver                                                options written.
       Corporation +                         9,000        170,640
                                                   ---------------
                                                          462,651   The following  acronyms and  abbreviations  are used in this
                                                   ---------------  portfolio:
Oil & Gas - 11.26%
    Exxon Mobil Corporation                  5,100        345,474   ADR - American Depositary Receipt.
    Precision Drilling Trust                 8,800        305,448   PLC - Public Limited Company (British).
                                                   ---------------  SA - Sociedad Anonima (Mexican).
                                                          650,922
                                                   ---------------


                                                                                                                         (Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------  ---------------------------------------------------------------

Aggregate  cost for federal  income tax  purposes is  $5,188,443.
Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:


Aggregate gross unrealized appreciation                 $ 442,733
Aggregate gross unrealized depreciation                  (161,732)
                                                         ---------

Net unrealized appreciation                             $ 281,001
                                                   ===============

Summary of Investments by Industry
                                            % of Net       Market
Industry                                     Assets        Value
------------------------------------------------------------------
Auto Parts & Equipment                       1.15%    $    66,560
Biotechnology                                4.58%        264,708
Computers                                    3.00%        173,440
Diversified Financial Services               3.20%        184,875
Electronics                                  2.36%        136,620
Food                                         8.12%        469,585
Healthcare - Services                        4.35%        251,238
Insurance                                    4.41%        254,745
Internet                                     7.59%        438,935
Investment Companies                         7.41%        428,339
Limited Purpose Trust                        4.82%        278,924
Mining                                       8.01%        462,651
Oil & Gas                                   11.26%        650,922
Retail                                      15.98%        923,765
Software                                     5.36%        309,987
Telecommunications                           3.01%        174,150
------------------------------------------------------------------
Total                                       94.61%    $ 5,469,444



See Notes to Financial Statements

Tilson Dividend Fund

Call Options Written
(Unaudited)

As of July 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------  ----------------------------------------------------------------

                                            Shares
                                          Subject to  Market Value
                                             Call       (Note 3)
------------------------------------------------------------------

Common Stocks, Expiration Date, Exercise Price

*   American Oriental Bioengineering, Inc.,10/21/2006
       Strike $5.00                         25,800       $ 18,060
*   Costco Wholesale Corporation, 1/20/2007
       Strike $55.00                         4,200         12,180
*   Dell Inc., 1/20/2007
       Strike $25.00                         2,500          2,250
*   eBay Inc., 1/20/2007
       Strike $30.00                         2,000          2,100
*   Laboratory Corporation of America Holdings, 8/19/2006
       Strike $60.00                           600          3,060
*   Netflix Inc., 9/16/2006
       Strike $30.00                         2,400            840
*   Netgear, Inc., 12/16/2006
       Strike $22.50                         9,000          9,900
*   Newmont Mining Corporation, 1/20/2007
       Strike $55.00                         5,700         21,888
*   PAN American Silver Corporation, 1/20/2007
       Strike $20.00                         9,000         18,900
*   Sears Holding Corp, 1/20/2007
       Strike $160.00                          400          2,800
       Strike $155.00                          800          6,880
                                                   ---------------
Total (Premiums Received $143,784)                       $ 98,858
                                                   ===============



See Notes to Financial Statements

Tilson Dividend Fund

Notes to Financial Statements
(Unaudited)


As of July 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------    --------------------------------------------------------------------

Note 1 - Investment  Valuation                                  Note 3 - Option Writing

The Fund's  investments  in securities are carried at value.    When the Fund  writes  an  option,  an  amount  equal to the
Securities  listed on an  exchange  or quoted on a  national    premium  received by the Fund is recorded as a liability and
market  system are valued at the last sales price as of 4:00    is  subsequently  adjusted to the current  fair value of the
p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ    option written.  Premiums received from writing options that
over-the-counter  market are generally  valued at the NASDAQ    expire unexercised are treated by the Fund on the expiration
Official  Closing  Price.  Other  securities  traded  in the    date as  realized  gains from  investments.  The  difference
over-the-counter  market and listed  securities for which no    between  the  premium  and the amount  paid on  effecting  a
sale was reported on that date are valued at the most recent    closing purchase transaction, include brokerage commissions,
bid price.  Securities  and assets for which  representative    is also treated as a realized gain or loss  (depending on if
market  quotations are not readily  available  (e.g., if the    the  premium  is less than the amount  paid for the  closing
exchange  on which the  portfolio  security  is  principally    purchase  transaction).  If a call option is exercised,  the
traded  closes  early  or  if  trading  of  the   particular    premium  is  added  to the  proceeds  from  the  sale of the
portfolio  security  is halted  during  the day and does not    underlying  security or currency in determining  whether the
resume prior to the Fund's net asset value  calculation)  or    Fund  has  realized  a gain  or  loss.  If a put  option  is
which cannot be  accurately  valued using the Fund's  normal    exercised,  the  premium  reduces  the  cost  basis  of  the
pricing procedures are valued at fair value as determined in    securities purchased by the Fund. The Fund, as the writer of
good  faith  under  policies  approved  by the  Trustees.  A    an option,  bear the market risk of an unfavorable change in
portfolio  security's "fair value" price may differ from the    the price of the security underlying the written option.
price next available for that  portfolio  security using the
Fund's normal pricing procedures.  Investment  companies are valued at net asset value. Instruments with maturities of 60
days  or  less  are   valued  at   amortized   cost,   which
approximates market value.

Note 2 - Foreign Currency Translation

Portfolio   securities  and  other  assets  and  liabilities
denominated in foreign  currencies are translated  into U.S.
dollars  based  on the  exchange  rate  of  such  currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items  denominated in foreign currencies are translated into U.S.  dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized  foreign  exchange gains or losses arise from sales of foreign  currencies,  currency  gains or losses  realized
between  the  trade  and  settlement   dates  on  securities
transactions and the difference between the recorded amounts of dividends,  interest,  and foreign withholding taxes, and the U.S. dollar  equivalent of the amounts actually received or paid.  Net unrealized  foreign  exchange gains and losses arise  from  changes in  foreign  exchange  rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Tilson Investment Trust


By: (Signature and Title)        /s/ Whitney R. Tilson
                                 _________________________________
                                 Whitney R. Tilson
                                 Trustee, President, and Principal
                                 Executive Officer

Date: September 19, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Whitney R. Tilson
                                 _________________________________
                                 Whitney R. Tilson
                                 Trustee, President, and Principal
                                 Executive Officer
                                 Tilson Investment Trust

Date: September 19, 2006






By:  (Signature and Title)       /s/ Glenn H. Tongue
                                 _________________________________
                                 Glenn H. Tongue
                                 Vice President, Treasurer, and Principal
                                 Financial Officer
                                 Tilson Investment Trust

Date: September 19, 2006